Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(2)			TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN(5)	NET INCOME (MILLIONS)(6)	REVENUE (MILLIONS)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$18,363,886	$118,475,621	$5,599,851	$23,508,532	$428.77	$123.47	$183.67	$6,150
2023	$14,899,851	$48,816,841	$4,006,367	$8,834,113	$277.56	$113.54	$187.26	$5,480
2022	$15,112,551	$14,447,959	$3,737,013	$4,268,120	$189.43	$99.82	$562.15	$5,104
2021	$17,046,118	$59,232,411	$3,562,277	$7,434,654	$189.58	$132.23	$452.73	$4,492
2020	$12,281,609	$13,757,847	$3,744,539	$3,807,249	$100.98	$92.43	$343.10	$4,147

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO, William L. Meaney, in the Summary Compensation Table for fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31,2021, and December 31, 2020. Mr. Meaney was the CEO for each of the fiscal years presented.The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group (excluding our CEO) for the applicable fiscal years. The names of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable fiscal year are as follows:

NAMED EXECUTIVE OFFICER	2024	2023	2022	2021	2020
Barry Hytinen	Included	Included	Included	Included	Included
Ernest Cloutier	Not Included	Not Included	Not Included	Included	Included
Deirdre Evens	Not Included	Not Included	Included	Included	Included
Greg McIntosh	Included	Included	Included	Not Included	Not Included
John Tomovcsik	Not Included	Included	Included	Included	Included
Mark Kidd	Included	Included	Not included	Not Included	Not Included
Mithu Bhargava	Included	Not Included	Not Included	Not Included	Not Included

Peer Group Issuers, Footnote	The dollar amounts reported in column (g) represent the weighted peer group cumulative TSR of the MSCI US REIT Index as discussed in the 5-Year Total Shareholder Return section on page 40.
PEO Total Compensation Amount	$ 18,363,886	$ 14,899,851	$ 15,112,551	$ 17,046,118	$ 12,281,609
PEO Actually Paid Compensation Amount	$ 118,475,621	48,816,841	14,447,959	59,232,411	13,757,847
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amounts of compensation actually paid to our CEO for the applicable fiscal year, as computed in accordance with applicable SEC rules. The dollar amounts reported may not reflect the actual amount of compensation earned by or paid to our CEO during the applicable fiscal year. In accordance with applicable SEC rules, the following adjustments were made to our CEO’s total compensation for each applicable fiscal year to determine the compensation actually paid to our CEO:
PEO

YEAR	SUMMARY COMPENSATION TABLE TOTAL	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID
2024	$18,363,886	—	$(13,934,501)	—	$114,046,236	$118,475,621
2023	$14,899,851	—	$(11,181,861)	—	$45,098,851	$48,816,841
2022	$15,112,551	—	$(11,423,262)	—	$10,758,670	$14,447,959
2021	$17,046,118	—	$(12,622,305)	—	$54,808,598	$59,232,411
2020	$12,281,609	—	$(9,265,643)	—	$10,741,881	$13,757,847
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table.

YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL EQUITY AWARD ADJUSTMENTS
2024	$19,422,960	$84,552,078	—	$6,973,885	—	$3,097,313	$114,046,236
2023	$17,248,412	$23,789,603	—	$2,039,360	—	$2,021,476	$45,098,851
2022	$15,180,077	$(1,385,555)	—	$(4,530,733)	—	$1,494,881	$10,758,670
2021	$30,532,123	$22,647,626	—	$1,052,694	—	$576,154	$54,808,598
2020	$9,042,239	$536,799	—	$355,676	—	$807,166	$10,741,881

Non-PEO NEO Average Total Compensation Amount	$ 5,599,851	4,006,367	3,737,013	3,562,277	3,744,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 23,508,532	8,834,113	4,268,120	7,434,654	3,807,249
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of compensation actually paid to our NEOs as a group (excluding our CEO), as computed in accordance with applicable SEC rules. The dollar amounts reported may not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable fiscal year. The names of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as described in footnote (3) above. In accordance with applicable SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each fiscal year to determine the compensation actually paid, using the same methodology described above in footnote (2) above:
NON-PEO NEOs

YEAR	SUMMARY COMPENSATION TABLE TOTAL	EXCLUSION OF CHANGE IN PENSION VALUE	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS	INCLUSION OF PENSION SERVICE COST	INCLUSION OF EQUITY VALUES	COMPENSATION ACTUALLY PAID
2024	$5,599,851	—	$(3,674,547)	—	$21,583,228	$23,508,532
2023	$4,006,367	—	$(2,290,842)	—	$7,118,587	$8,834,113
2022	$3,737,013	—	$(2,325,406)	—	$2,856,512	$4,268,120
2021	$3,562,277	—	$(1,993,553)	—	$5,865,930	$7,434,654
2020	$3,744,539	—	$(1,949,486)	—	$2,012,196	$3,807,249
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table.

YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL EQUITY AWARD ADJUSTMENTS
2024	$5,007,004	$15,819,186	—	$500,237	—	$256,801	$21,583,228
2023	$3,353,612	$3,340,849	—	$109,007	—	$315,119	$7,118,587
2022	$2,983,946	$(101,015)	—	$(185,430)	—	$159,011	$2,856,512
2021	$3,433,602	$2,317,677	—	$58,121	—	$56,530	$5,865,930
2020	$1,860,816	$52,562	—	$27,686	—	$71,132	$2,012,196

Compensation Actually Paid vs. Total Shareholder Return

►	CAP VERSUS TOTAL SHAREHOLDER RETURN (TSR)

►	CAP VERSUS NET INCOME

►	CAP VERSUS REVENUE

Compensation Actually Paid vs. Net Income

►	CAP VERSUS TOTAL SHAREHOLDER RETURN (TSR)

►	CAP VERSUS NET INCOME

►	CAP VERSUS REVENUE

Compensation Actually Paid vs. Company Selected Measure

►	CAP VERSUS TOTAL SHAREHOLDER RETURN (TSR)

►	CAP VERSUS NET INCOME

►	CAP VERSUS REVENUE

Tabular List, Table
For the fiscal year ended December 31, 2024, the most important financial performance measures used by Iron Mountain to link executive compensation actually paid to the NEOs to our performance are as follows:

PERFORMANCE MEASURES
Adjusted EBITDA
AFFO
Revenue
ROIC
Total Shareholder Return

Total Shareholder Return Amount	$ 428.77	277.56	189.43	189.58	100.98
Peer Group Total Shareholder Return Amount	123.47	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 183,670,000	$ 187,260,000	$ 562,150,000	$ 452,730,000	$ 343,100,000
Company Selected Measure Amount	6,150,000,000	5,480,000,000	5,104,000,000	4,492,000,000	4,147,000,000
PEO Name	William L. Meaney
Additional 402(v) Disclosure	The dollar amounts reported in column (h) represent the amount of net income (in millions) as reported in our audited consolidated financial statements on Form 10-K for the applicable fiscal year.The dollar amounts reported in column (i) represent the amount of revenue (in millions) as reported in our audited consolidated financial statements on Form 10-K for the applicable fiscal year. Revenue is our most important financial performance measure used to link compensation actually paid to our NEOs to company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	AFFO
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,934,501)	$ (11,181,861)	$ (11,423,262)	$ (12,622,305)	$ (9,265,643)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,046,236	45,098,851	10,758,670	54,808,598	10,741,881
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	19,422,960	17,248,412	15,180,077	30,532,123	9,042,239
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	84,552,078	23,789,603	(1,385,555)	22,647,626	536,799
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,973,885	2,039,360	(4,530,733)	1,052,694	355,676
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,097,313	2,021,476	1,494,881	576,154	807,166
PEO | Equity Award Adjustments, Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Award Adjustments, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Award Adjustments, Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Award Adjustments, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Award Adjustments, Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,674,547)	(2,290,842)	(2,325,406)	(1,993,553)	(1,949,486)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,583,228	7,118,587	2,856,512	5,865,930	2,012,196
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,007,004	3,353,612	2,983,946	3,433,602	1,860,816
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	15,819,186	3,340,849	(101,015)	2,317,677	52,562
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	500,237	109,007	(185,430)	58,121	27,686
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 256,801	$ 315,119	$ 159,011	$ 56,530	$ 71,132